INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
4.	INTANGIBLE ASSETS
The Comp
any entered into a three-year master service agreement with a new customer for a $2.0 million contract acquisition fee on July 16, 2018. The agreement resulted in the acquisition of nine new contracts with different companies and brands. The cost is amortized over a three-year period, which ended in 2021.
In
connection with the Betabrand acquisition (Note 11), the Company’s amortization expense for capitalized software for the nine months ended September 30, 2022 and 2021 was $169 thousand and $36 thousand, respectively.
As of September 30, 2022 and December 31, 2021, intangible assets consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Contract acquisition cost	$2,000	$2,000
Software	1,175	1,174

	3,175	3,174
Less: Accumulated amortization	(2,236)	(2,062)

Intangible assets-net	$939	$1,112

Nogin Inc [Member]
INTANGIBLE ASSETS
4.	INTANGIBLE ASSETS
The

Company entered into a three-year master service agreement with a new customer for a $2.0 million contract acquisition fee on July 16, 2018. The agreement resulted in the acquisition of nine new contracts with different companies and brands. The cost is amortized over a three-year period, resulting in an expense of $361 thousand, $667 thousand and $623 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

Amortization

expense for capitalized software for the years ended December 31, 2021, 2020 and 2019 was $44 thousand, $91 thousand and $131 thousand, respectively.
As of December 31, 2021 and 2020, intangible assets consist of the following (in thousands):

	As on December 31,
	2021	2020
Contract acquisition cost	$2,000	$2,000
Software	1,174	320

	3,174	2,320
Less: Accumulated amortization	(2,062)	(1,908)

Intangible assets-net	$1,112	$412